Geographic Area and Product Information (Net Sales by Products and Services) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Products	$ 4,186.6	$ 3,638.6	$ 3,825.6
Services	609.3	455.4	499.0
Total net sales	4,795.9	4,094.0	4,324.6
Catalog, magazines and retail inserts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Products	3,114.3	2,711.4	2,826.0
Direct mail, books, directories and other printed Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Products	1,004.4	894.9	964.1
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Products	67.9	32.3	35.5
Logistics services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Services	465.6	349.4	370.4
Imaging and other services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Services	$ 143.7	$ 106.0	$ 128.6